Share-Based Payments - Schedule of Total Expense Recognized In Profit or Loss (Details) R$ in Thousands	3 Months Ended
Mar. 31, 2026 BRL (R$)
Schedule of Total Expense Recognized In Profit or Loss [Abstract]
Expense related to share based payment transaction with an equity component	R$ (4,566)
Expense related to cash-settled awards	(22,194)
Payroll taxes and social charges related to share-based payment arrangements	21,610
Total share-based payment expense recognized in profit or loss	R$ (5,150)